SUPPLEMENT DATED JULY 24, 2012

TO THE PROSPECTUS FOR

PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITY

DATED July 23, 2012

Effective July 23, 2012, this supplement modifies information in the prospectus dated July 23, 2012 for Principal Investment Plus Variable Annuity issued by Principal Life Insurance Company (“we”, “us”, “our”). This supplement should be read in its entirety and kept together with your prospectus for future reference.  If you would like another copy of the prospectus, write us at Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382 or call us at 1-800-852-4450 to request a free copy.  Certain terms used in this supplement have special meanings.  If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

The GMWB 2-SL/JL rider, details of which are in Appendix E of the July 23, 2012, prospectus (also shown below) will continue to be available until the later of the following:

-         August 17, 2012; or

-         Four business weeks from the date your state approves and the Principal Income Builder becomes available for sale.

Any reference to the GMWB 2-SL/JL rider no longer being available for sale does not apply for the time period set forth above. These references include the following locations:

-         Page 3, Table of Contents, 2. CHARGES AND DEDUCTIONS, GMWB 2-SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2

-         Page 5, Table of Contents, Appendix E - GMWB 2-SL/JL

-         Page 10, Optional Riders No Longer For Sale chart, GMWB 2-SL/JL Rider

-         Page 27, Charges for Rider Benefits No Longer Available, GMWB 2-SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2

-         Page 115, APPENDIX E – GMWB 2-SL/JL

APPENDIX A - Principal Variable Annuity Exchange Offer (Beginning on page 94)

For the time period set forth above, the GMWB 2-SL/JL rider is an eligible GMWB rider for the exchange offer.

For the time period that GMWB 2-SL/JL is still available for sale, the rider description in Appendix E of the July 23, 2012, prospectus (also shown below) still applies.

APPENDIX E – GMWB 2- SL/JL

Appendix E is only applicable to Contract owners who purchased the GMWB 2-SL/JL rider while it was available for sale. The GMWB 2-SL/JL rider was available from January 21, 2008 until August 17, 2012 (or until four business weeks after Principal Income Builder was approved in your state).

For any GMWB 2-SL/JL rider applications signed on or after February 16, 2009, the current annual charge for the rider is 0.95% of the average quarterly Investment Back withdrawal benefit base. The charge is calculated and deducted from your  accumulated value at the end of the calendar quarter at a quarterly rate of 0.2375%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we  calculated it annually. For example, if your  withdrawal benefit base is changed on your  Contract anniversary, the fee for that calendar quarter will vary from the other quarters.

For any GMWB 2-SL/JL rider applications signed before February 16, 2009 the current annual charge for the rider is 0.75% of the average quarterly Investment Back withdrawal benefit base. The charge is calculated and deducted from your  accumulated value at the end of the calendar quarter at a quarterly rate of 0.1875%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The annual charge for the rider was increased to 0.95% of the average quarterly Investment Back withdrawal benefit base at the end of the calendar quarter following the Contract's 2010 anniversary  unless you  declined the increased rider charge (opting out of future GMWB Step-Ups). For example, if your  2010 Contract anniversary  was March 1, 2010, the increased rider charge was effective beginning March 31, 2010 unless you  declined the rider charge prior to March 31, 2010. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two.

If we  increase the rider charge, you  will be notified in advance. Before the effective date of the rider charge increase, you  have the following options:

•          Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or

•          Decline the increased rider charge by sending us notice that you  are opting out of the GMWB Step-Up and electing to remain at your  current rider charge. Once you  opt out of the GMWB Step-Up, you  will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your  accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.

We reserve the right to increase the rider charge up to the maximum annual charge. If your  rider application is signed on or after January 4, 2010, the maximum annual charge is 1.65% (0.4125% quarterly) of the average quarterly Investment Back withdrawal benefit base. If your  rider application is signed before January 4, 2010, the maximum annual charge is 1.00% (0.25% quarterly) of the average quarterly Investment Back withdrawal benefit base.

The rider charge is intended to reimburse us for the cost of the protection provided by this rider.

Overview of GMWB 2-SL/JL

Withdrawal options. This rider provides the flexibility of both a For Life withdrawal option and an Investment Back withdrawal option. You  are not required to choose between these two withdrawal options unless your  Contract accumulated value is zero or you  reach the maximum annuitization date.

The For Life withdrawal option helps to protect you  against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your  money. The Investment Back withdrawal option helps to protect you  against the risk of a decrease in the Contract accumulated value due to market declines and is designed to permit you  to recover at least your  premium payments.

For Life withdrawal benefit payment percentages. This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.

Bonus feature. This rider has a Bonus feature (described below) which rewards you  for not taking a withdrawal in certain early years of the rider. The GMWB Bonus does not increase your  Contract accumulated value.

Step-Up feature. This rider has a Step-Up feature (described below) which can increase your  rider withdrawal benefit payments if your  Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.

Maximum annual rider charge.   This rider has a maximum annual rider charge of 1.65% of the Investment Back withdrawal benefit base.

Spousal continuation. This rider provides that the Investment Back and the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider.

Additional death benefit. This rider also allows your  eligible beneficiary(ies) to choose a death benefit under the Contract or any death benefit available under the rider.

GMWB 2-SL/JL Rider Restrictions/Limitations

Once elected, this rider may not be terminated for five contract years following the rider effective date.

This rider does not restrict or change your  right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 2.  CHARGES AND DEDUCTIONS). However, any withdrawals may have an impact on the value of your  rider’s benefits. If you  take withdrawals in an amount that exceeds an available withdrawal benefit payment (excess withdrawal), you  will shorten the life of the rider, lower the withdrawal benefit payments and/or cause the rider to terminate for lack of value unless you  make additional premium payments or a GMWB Step-Up is applied.

There is a charge for this rider which can increase up to the guaranteed maximum charge for the rider (see SUMMARY OF EXPENSE INFORMATION).

Election of this rider results in restriction of your  Contract investment options to the more limited GMWB investment options (see GMWB Investment Options).

Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life may result in termination of this rider (see Covered Life Change).

Factors To Consider Before You Buy The GMWB 2-SL/JL Rider

This rider may be appropriate if you:

•          Want to protect against the risk that your  Contract accumulated value could fall below your  investment due to market decline.

•          Want to benefit from potential annual increases in your  rider values that match the growth of your  Contract accumulated value.

•          Want to protect against the risk of you  or your  spouse outliving your  income.

This rider generally will not be appropriate if you:

•          Do not intend to take any withdrawals from your  Contract.

•          Intend to allocate a significant portion of your  Contract accumulated value to the Fixed or DCA Accounts.

•          Have an aggressive growth investment objective.

•          Anticipate you  will take withdrawals prior to the oldest owner’s  age 59½ or that exceed the rider withdrawal benefit payments of 7% of total premium payments for the Investment Back withdrawal option and 3% to 6.50% of total premium payments for the For Life withdrawal option.

Before you  purchase this rider, you  should carefully consider the following:

•          The features of this rider may not be purchased separately. As a result, you  may pay for rider features that you  never use.

•          Although this rider is designed to permit you  to recover at least your  premium payments, if you  take withdrawals that exceed the rider’s withdrawal limits (excess withdrawals), you  will shorten the life of the rider, lower the withdrawal benefit payments and/or cause the rider to terminate for lack of value.

•          The rider is not a guarantee that the withdrawal benefit payments will be sufficient to meet your  future income needs.

•          The rider is not a guarantee that you  will receive any return on your  premium payments.

•          The rider is not a guarantee that your  investment is protected against loss of purchasing power due to inflation.

•          The fee for this rider may increase over time due to GMWB Step-Ups, but will not exceed the maximum fee.

•          This rider restricts your  investment options to investment options that reflect a generally balanced investment objective. The Contract’s more aggressive growth investment options are not available if you  elect this rider.

•          Once elected, you  may not terminate this rider until the fifth Contract anniversary  following the rider effective date.

You should review the terms of this rider carefully and work with your  registered representative to decide if this rider is appropriate for you  based on a thorough analysis of your  particular needs, financial objectives, investment goals, time horizons and risk tolerance.

GMWB 2-SL/JL Terms

We use the following definitions to describe the features of this rider:

•          Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.

•          GMWB Bonus — a bonus credited to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided certain conditions are met.

•          GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your  Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•          Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.

•          Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•          Rider effective date — the date the rider is issued.

•          Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization  of your  Contract’s accumulated value.

•          Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.

•          Withdrawal benefit payment — the amount that we  guarantee you  may withdraw each contract year under a withdrawal option.

GMWB Investment Options

While a GMWB rider is in effect, the investment options you  may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your  investment goal is aggressive growth, a GMWB rider may not support your  investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we  will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.

When you  purchase a GMWB rider, you  must allocate 100% of your  Separate Account Division value and premium payments to one of the available GMWB investment options. Any future premium payments are allocated to the GMWB investment option your  Separate Account Division value is invested in at the time of the new premium payments.

The available GMWB investment options are:

•          Diversified Growth Account; or

•          Diversified Balanced Account; or

•          Diversified Income Account.

For more information about the Diversified Growth, Diversified Balanced Account, and Diversified Income Account, see the underlying fund’s prospectus provided with this prospectus.

You may allocate premium payments and transfer  Contract accumulated value to the Fixed Account. You  may also allocate new premium payments to the DCA Plus accounts. Such allocations and transfers  are subject to the provisions of your  Contract. See 3. FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS.

We reserve the right to modify the list of available of available GMWB investment options, subject to compliance with applicable regulations. Changes or restrictions will apply only to new purchasers of the Contract or to you  if you  transfer  out of a GMWB investment option and wish to transfer  back to that GMWB investment option.

You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. Note, the rider may not be terminated for five contract years following the rider effective date.

Please see APPENDIX B for information regarding transfers  between GMWB Investment options, GMWB Investment options Underlying Funds, and Discontinued GMWB Investment options.

Withdrawal Options

For Life Withdrawal Option. This option is intended to help you  avoid the risk of out-living your  money. You  are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner  (or the oldest annuitant, if the Contract owner  is not a natural person) is at least age 59½ or (ii) on the Contract anniversary  following the date that the oldest owner  (or the oldest annuitant, if applicable) attains age 59½. Once eligible, each year you  may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of the death of the last covered life or the date the For Life withdrawal benefit base reduces to zero.

Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your  premium payments (approximately 14 years). You  are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You  may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your  death (annuitant’s death if the owner  is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero. Under this option, you  may take withdrawals prior to the oldest owner  attaining age 59½. If you  take withdrawals prior to the oldest owner  attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you  (unless you  make additional premium payments).

Withdrawal Benefit Base

Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We  calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on

•          the rider effective date and

•          each Contract anniversary.

The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.

On each Contract anniversary, the withdrawal benefit base for each withdrawal option is reset to the greater of 1 or 2, where:

1. is the result of (a + b + c - d), where:

a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);

b = additional premiums since the previous Contract anniversary  (dollar-for-dollar);

c = any GMWB Bonus credited since the previous Contract anniversary;

d = any excess withdrawals taken since the previous Contract anniversary*.

2. is the accumulated value on the Contract anniversary.

* NOTE: The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See  Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.

If you  take withdrawals prior to the oldest owner  attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you  at the next Contract anniversary, unless you  make additional premium payments.

Remaining Withdrawal Benefit Base

Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We  calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on

•          the rider effective date,

•          when a premium payment is made,

•          when any applicable GMWB Bonus is credited,

•          when a GMWB Step-Up is applied, and

•          when a withdrawal is taken.

The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.

After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be

•          increased dollar-for-dollar by each additional premium payment made, each GMWB Bonus credited, and any GMWB Step-Up; and

•          decreased dollar-for-dollar for each withdrawal benefit payment taken; and

•          decreased to reflect any excess withdrawals taken since the previous Contract anniversary  (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.

Withdrawal Benefit Payments

The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base. The Investment Back withdrawal benefit payments are available as of the rider effective date.

For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner  (or oldest annuitant, if the Contract owner  is not a natural person) is at least age 59½ or (ii) on the Contract anniversary  following the date that the oldest owner  (or oldest annuitant, if applicable) attains age 59½.

The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you  provide notice  and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you  may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your  first withdrawal following the rider effective date. Once you  take this first withdrawal, you  cannot change your  election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.

“Single Life” For Life withdrawal benefit payments. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the

a.   owner  if there is only one owner;

b.   annuitant  if the owner  is not a natural person;

c.   youngest joint owner if there are joint owners; or

d.   youngest annuitant  if there are joint annuitants and the owner  is not a natural person.

In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.

As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner  to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.

“Joint Life” For Life withdrawal benefit payments.  “Joint Life” For Life withdrawal benefit payments are based on two covered lives. You  may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner  is not a natural person.

To be eligible for “Joint Life” the covered lives must be

a.   the owner  and the owner’s  spouse, provided there is only one owner  and the spouse is named as a primary beneficiary; or

b.   the joint owners, provided the joint owners are each other’s spouse.

NOTE:  Under the Internal Revenue Code (the “Code”), spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under the Federal Defense of Marriage Act or other applicable Federal Law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code.

NOTE:  At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.

As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.

Calculating the For Life Withdrawal Benefit Payment

The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.

The For Life withdrawal benefit payment percentage depends on whether you  have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date:

•      “Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%

•      “Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.00%
50-54	3.50%
55-59	4.00%
60-69	4.50%
70-74	5.00%
75-79	5.50%
80+	6.00%

NOTE:  All withdrawals prior to the Contract anniversary  following the oldest owner’s  (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you  receive 72t distributions and have not reached the Contract anniversary  after the oldest owner’s  (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Excess Withdrawals for additional information

Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you  should carefully choose when you  take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you  take your  first withdrawal, your  election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you  have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your  For Life withdrawal benefit payment percentage will be locked in at 3.00% for the remaining life of this rider and cannot be changed.

Covered Life Change

Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:

1. Spousal continuation of this rider as described below in Spousal Continuation.

2. If withdrawals have not been taken and you  have not previously elected to continue this rider as provided in Spousal Continuation, then

a. you  may add a joint owner or primary beneficiary to your  Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.

b. you  may remove a joint owner or primary beneficiary as a covered life.

c. the For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your  first withdrawal.

3. If withdrawals have been taken and you  have locked in “Single Life” For Life withdrawal benefit payments, then

a. you  may remove a joint owner as a covered life.

b. you  may add a primary beneficiary to your  Contract, however, you  may not add a primary beneficiary as a covered life for purposes of this rider.

c. the For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date  of your  first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your  death.

4. If withdrawals have been taken and you  have locked in “Joint Life” For Life withdrawal benefit payments, then

a. you  may remove a joint owner or primary beneficiary as a covered life.

b. you  may add a primary beneficiary to your  Contract; however, you  may not add a primary beneficiary as a covered life for purposes of this rider.

c. the For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your  first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your  death.

5. If you  have previously elected to continue this rider as provided in Spousal Continuation, then you  may add a primary beneficiary to your  Contract; however, you  may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you  add is your  spouse, upon your  death the spouse can continue the Contract, but the rider will terminate.

No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you  signed the notice  requesting the Change.

An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.

Effect of Withdrawals

This rider does not require you  to take an available withdrawal benefit payment. If you  want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. Please see GMWB Bonus below.

If you  elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.

Each time you  take a withdrawal, it is reflected immediately in your  Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.

If you  take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.

To help you  better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we  have provided several examples at the end of this appendix.

Excess Withdrawals

Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals. Excess withdrawals decrease the withdrawal benefit bases, which will reduce future withdrawal benefit payments.

All withdrawals prior to the Contract anniversary  following the oldest owner’s  (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you  receive 72t distributions and have not reached the Contract anniversary  after the oldest owner’s  (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.

The Investment Back withdrawal option permits larger payment to you  than the For Life withdrawal option. As a result, if you  take a withdrawal in an amount permitted under the Investment Back withdrawal option, that withdrawal will be an excess withdrawal to the extent that it exceeds the applicable For Life withdrawal benefit payment.

Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable rider withdrawal benefit base at the time of the excess withdrawal.

The withdrawal benefit base is used to determine the withdrawal benefit payment whereas the remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments. These two values are calculated differently and have different purposes; therefore, the excess withdrawal adjustment for each will vary. If you  choose to take an excess withdrawal, the equations below show how to calculate the excess withdrawal adjustment.

Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:

•          the excess withdrawal, or

•          the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;

b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and

c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.

Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:

•          the excess withdrawal, or

•          the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;

b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and

c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:  All withdrawals taken prior to the date that the oldest owner  (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.

NOTE:  For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals. (See Required Minimum Distribution (RMD) Program for GMWB Riders)

NOTE:  Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.

Required Minimum Distribution (RMD) Program for GMWB Riders

Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.

If you  are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.

RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•          your  Contract may not have the Enhanced Death Benefit Rider;

•          the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•          you  have elected scheduled withdrawal payments.

NOTE:  Although enrollment in the RMD Program for GMWB Riders does not prevent you  from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you  to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount.  You  will automatically be re-enrolled in the RMD Program for GMWB Riders on your  next Contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We  will send you  at least 30 days advance notice  of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we  exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.

For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the RMD for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.

You may obtain more information regarding our RMD Program for GMWB Riders by contacting your  registered representative or by calling us at 1-800-852-4450.

GMWB Bonus

Under the GMWB Bonus, on each of the first three Contract anniversaries  following the rider effective date, we  will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided you  have not taken any withdrawals since the rider effective date.

The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary  multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different, the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1	7.00%
2	6.00%
3	5.00%

The GMWB Bonus is no longer available after the earlier of

•          The third Contract anniversary  following the rider effective date; or

•          The date you  take a withdrawal following the rider effective date.

NOTE:  The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases and the remaining withdrawal benefit bases for each withdrawal option. The GMWB Bonus is not added to your  Contract accumulated value.

GMWB Step-Up

The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner  opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum GMWB 2-SL/JL rider charge. See SUMMARY OF EXPENSE INFORMATION section.

We determine eligibility for a GMWB Step-Up of the withdrawal benefit base and remaining withdrawal benefit base for each withdrawal option separately. If you  satisfy the eligibility requirements on a Contract anniversary  and your  Contract accumulated value is greater than the applicable withdrawal benefit base, we  will Step-Up the applicable withdrawal benefit base and remaining withdrawal benefit base to your  Contract accumulated value on that Contract anniversary. We  will not reduce your  withdrawal benefit base or remaining withdrawal benefit base if your  Contract accumulated value on a Contract anniversary  is less than a withdrawal benefit base.

If you  are eligible for a GMWB Step-Up of a withdrawal benefit base or remaining withdrawal benefit base, you  will be charged the then current rider charge. You  may choose to opt out of the GMWB Step-Up feature if the charge for your  rider will increase. We  will send you  advance notice  if the charge for your  rider will increase in order to give you  the opportunity to opt out of the GMWB Step-Up feature. Once you  opt out, you  will no longer be eligible for future GMWB Step-Ups.

The GMWB Step-Up operates as follows:

On each Contract anniversary  following the rider effective date, you  are eligible for a GMWB Step-Up of a withdrawal benefit base if you  satisfy all of the following requirements:

1.   the Contract anniversary  occurs before the later of

a.   the Contract anniversary  following the date the oldest owner  (oldest annuitant  if the owner  is not a natural person) attains age 80; or

b.   ten years after the rider effective date;

2.   you  have not declined any increases in the rider charge; and

3.   you  have not fully annuitized the Contract.

On each Contract anniversary  following the rider effective date, you  are eligible for a GMWB Step-Up of a remaining withdrawal benefit base if you  satisfy all of the following requirements:

1.   the Contract anniversary  occurs before the later of

a.   the Contract anniversary  following the date the oldest owner  (oldest annuitant  if the owner  is not a natural person) attains age 80; or

b.   ten years after the rider effective date;

2.   you  have not declined any increases in the rider charge;

3.   you  have not fully annuitized the Contract; and

4.   the remaining withdrawal benefit base has not reduced to zero during the life of the rider.

NOTE:  A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after that remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

Effect of Reaching the Maximum Annuitization Date Under the Rider

On or before the maximum annuitization date, you  must elect one of the Contract or GMWB rider payment options described below.

1.   Contract payment options:

•          Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•          Payment of the Contract accumulated value as a single payment.

2.   GMWB rider payment options:

•          You  may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your  death (death of the first annuitant  to die if the owner  is not a natural person), we  will continue payments as described in GMWB 2-SL/JL Upon Death.

•          You  may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of

•          the date the For Life remaining withdrawal benefit base is zero; or

•          the date of death of the last covered life.

If there is any For Life remaining withdrawal benefit base at the time of your  death, we  will continue payments as described in GMWB 2-SL/JL Upon Death.

The For Life withdrawal option allows you  to spread your  withdrawal benefit payments over your  lifetime. The Investment Back withdrawal option provides a faster pay out of rider withdrawal benefit payments.

Please see Effect of Withdrawals for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.

We will send you  written notice  at least 30 days prior to the maximum annuitization date and ask you  to select one of the available payment options listed above. If we  have not received your  election as of the maximum annuitization date, we  will automatically apply your  Contract accumulated value to an annuity benefit payment option:

•          for Contracts with one annuitant  – Life Income with payments guaranteed for a period of 10 years.

•          for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.

Effect of the Contract Accumulated Value Reaching Zero Under the Rider

We will send you  prior written notice  whenever reasonably feasible if your  Contract accumulated value is approaching zero.

In the event that the Contract accumulated value reduces to zero, you  must elect either

•          the Investment Back withdrawal option (only available if the Investment Back remaining withdrawal benefit base is greater than zero; please see Effect of Withdrawals); or

•          the For Life withdrawal option (only available if the For Life withdrawal benefit base is greater than zero; please see Effect of Withdrawals).

If we  have not received your  election or if you  are receiving Investment Back scheduled withdrawal benefit payments, we  will automatically begin making withdrawal benefit payments to you  under the Investment Back withdrawal option, unless:

•          You  have been receiving For Life scheduled withdrawal benefit payments. We  will automatically continue to make payments to you  under the For Life withdrawal option.

•          The Investment Back remaining withdrawal benefit base is zero. We  will automatically begin making payments under the Single Life For Life withdrawal option.

The For Life withdrawal option allows you  to spread your  withdrawal benefit payments over your  lifetime. The Investment Back withdrawal option provides a faster pay out of withdrawal benefit payments.

We will pay the withdrawal benefit payments under the withdrawal option you  have elected as follows:

•          If you  elect the Investment Back withdrawal option, you  will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your  death, we  will continue payments as described in GMWB 2-SL/JL Upon Death.

•          If you  have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your  For Life withdrawal option is either “Joint Life” or “Single Life” depending on your  election at the time of your  first withdrawal.

•          If you  have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you  must elect either

•          the “Single Life” For Life withdrawal option: you  will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the later of

•          the date the For Life remaining withdrawal benefit base is zero; or

•          the date of your  death (annuitant’s death if the owner  is not a natural person).

•          the “Joint Life” For Life withdrawal option: you  will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the later of

•          the date the For Life remaining withdrawal benefit base is zero; or

•          the date of the death of the last covered life.

If there is any For Life remaining withdrawal benefit base at the time of your  death, we  will continue payments as described in GMWB 2-SL/JL Upon Death.

NOTE:  In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

GMWB 2-SL/JL Upon Death

If the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your  Contract accumulated value is greater than zero at your  death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary

The primary beneficiary(ies) must elect one of the following:

a. receive the death benefit under the Contract*; or

b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your  death, only your  beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary

Your spouse may

a. continue the Contract with or without this rider as set forth in Spousal Continuation of the Rider; or

b. elect one of the following:

•          receive the death benefit under the Contract*;

•          receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your  spouse elects to continue the Contract with this rider, only your  spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse

Your surviving owner  must elect one of the following

a. receive the death benefit under the Contract*; or

b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your  death, only the surviving owner’s  right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse

Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the Rider; or

b. elect one of the following:

•          receive the death benefit under the Contract*;

•          receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner  elects to continue the Contract with this rider, upon your  death, only your  spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*     Please see 8.Death Benefit for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.

**   We  will make payments in an amount and frequency acceptable to us. If a surviving owner  or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

NOTE:  The “Joint Life” For Life withdrawal option is not available if the owner  is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person

The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we  will make equal payments to the surviving beneficiaries unless the owner  provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your  death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the “Joint Life” For Life withdrawal option*

We will continue payments to the surviving covered life according to the schedule established when you  made your  election until the date of the surviving covered life’s death.

Upon the surviving covered life’s death, we  will continue payments to your  beneficiary(ies) according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the “Single Life” For Life withdrawal option*

We will continue payments to the surviving joint owner according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we  will continue payments to your  beneficiary(ies) according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the “Joint Life” For Life withdrawal option*

We will continue payments to the surviving covered life according to the schedule established when you  made your  election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s  death, we  will continue payments to your  beneficiary(ies) according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the Investment Back withdrawal option*

We will continue payments to the surviving joint owner according to the schedule established when you  made your  election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we  will continue payments to your  beneficiary(ies) according to the schedule established when you  made your  election until the Investment Back remaining withdrawal benefit base reduces to zero.

*  Please see Effect of the Contract Accumulated Value Reaching Zero under the Rider for details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

NOTE:  The “Joint Life” For Life withdrawal option is not available if the owner  is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the “Single Life” For Life Withdrawal option* The owner elected the Investment Back withdrawal option*

The beneficiary(ies) receive the death benefit under the Contract.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner  made its election until the For Life remaining withdrawal benefit base reduces to zero.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner  made its election until the Investment Back remaining withdrawal benefit base reduces to zero.

Termination and Reinstatement of the Rider

You may not terminate this rider prior to the 5th Contract anniversary  following the rider effective date.

At any point in time, we will terminate this rider upon the earliest to occur:

•          The date you  send us notice to terminate the rider (after the 5th Contract anniversary  following the rider effective date). This will terminate the rider, not the Contract.

•          The date you  fully annuitize, fully surrender or otherwise terminate the Contract.

•          The date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•          The date the Contract owner  is changed (annuitant  is changed if the owner  is not a natural person), except a change in owner  due to a spousal continuation of the rider as described in Spousal Continuation of the Rider or the removal/ addition of a joint life as described in Covered Life Change.

•          The date your  surviving spouse elects to continue the Contract without this rider (even if prior to the fifth Contract anniversary  following the rider effective date).

•          The date the Investment Back remaining withdrawal benefit base is zero and there are no eligible covered lives.

•          The date you  make an impermissible change in a covered life.

If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.

If you  surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we  will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.

Spousal Continuation of the Rider

This rider provides that the Investment Back and the For Life withdrawal options may be available in certain situations to an eligible spouse who continues the Contract with the rider.

If you  die while this rider is in effect and if your  surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if

1.   the Contract accumulated value is greater than zero;

2.   there has not been a previous spousal continuation of the Contract and this rider; and

3.   your  spouse is either

      a.   your  primary beneficiary, if you  were the sole owner; or

      b.   the surviving joint owner, if there were joint owners.

If your  spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:  Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

The following table illustrates the various changes and the resulting outcomes associated with continuation of this rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this rider…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement

Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will be available until the earlier of the death of your  spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will automatically be calculated as “Single Life” and your  spouse will be the sole covered life. Your  spouse may not add a new covered life or elect “Joint Life”. The For Life withdrawal benefit percentage will be based on your  spouse’s age and will lock in at the “Single Life” percentage applicable on the date of your  spouse’s first withdrawal.

b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.

c. All other provisions of this rider will continue as in effect on the date of your  death.

No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement

The For Life withdrawal option terminates upon your  death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.

b. All other provisions of this rider will continue as in effect on the date of your  death.

If you die and…	And…	And…	Then if your spouse continues this rider
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---

The For Life withdrawal option terminates upon your  death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.

b. All other provisions of this rider will continue as in effect on the date of your  death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life

Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will continue to be available until the earlier of the death of your  spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will continue to be calculated as “Joint Life”. The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your  first withdrawal and will not be reset to reflect your  death.

b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.

c. All other provisions of this rider will continue as in effect on the date of your  death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life

The For Life withdrawal option terminates upon your  death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.

b. All other provisions of this rider will continue as in effect on the date of your  death.

Effect of Divorce on the Rider

Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of this rider while the former spouse will no longer have any such rights or be entitled to any benefits under this rider. If you  take a withdrawal to satisfy a court order to pay a portion of the Contract to your  former spouse, any portion of such withdrawal that exceeds the available withdrawal benefit payments will be deemed an excess withdrawal under this rider.

Note: If this excess withdrawal causes both the For Life withdrawal benefit base and the Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary  unless you  make additional premium payments or a GMWB Step-Up is applied.

GMWB 2- SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2 Summary

Name of Rider	GMWB 2 - SL/JL
Marketing Name	Investment Protector Plus 2 Rider
Rider Issue Age	45 – 80
Rider Charge

GMWB 2 -SL/JL Rider Charges (as a percentage of average quarterly Investment Back withdrawal benefit base)

•          Maximum annual charge for rider applications signed before January 4, 2011 is 1.00%.

•          Maximum annual charge for rider applications signed on or after January 4, 2011 is 1.65%.

•          Current annual charge for rider applications signed before February 16, 2009 and you  opt out of future GMWB Step-Ups after the Contract’s 2011 anniversary  (for more details see 2.  Charges and Deductions) is 0.75%.

•          Current annual charge for rider applications signed before February 16, 2009 and you  do not opt out of future GMWB Step-Ups after the Contract’s 2011 anniversary  (for more details see 2. Charges and Deductions) is 0.95%.

•          Current annual charge for rider applications signed on or after February 16, 2009 is 0.95%.

Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life
Annual Withdrawal Limits

•          Investment Back — 7.00% of the Investment Back withdrawal benefit base.

•          “Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base

•          “Joint Life” — tiered percentages based on age at first withdrawal, beginning at 3.00% and capping at a maximum of 6.00% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments

•          “Single Life” or “Joint Life” (your  life and the lifetime of your  eligible spouse)

•          For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected

•          Available the Contract anniversary  following the date the oldest owner  turns 59½ — all withdrawals prior to that Contract anniversary  are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up

•          Automatic annual GMWB Step-Up available until the later of (a) the Contract Anniversary  prior to age 80 or (b) 10 years after the rider effective date.

•          A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after the remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

GMWB Bonus

•          If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary  as shown below.

•          Year 1 — 7.00% of premium payments

•          Year 2 — 6.00% of premium payments

•          Year 3 — 5.00% of premium payments

Investment Restrictions	• You must select one of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation

•          At the death of the first owner  to die, a spouse who is a joint owner or primary beneficiary may continue the Contract with or without this rider.

•          The Investment Back withdrawal option continues; the For Life withdrawal option continues only for eligible spouses.

EXAMPLES

These examples have been provided to assist you  in understanding the various features of the GMWB 2-SL/JL rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB 2-SL/JL rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE:  The owner’s  actions determine the benefits received.

NOTE:  For the purpose of the following examples, a partial annuitization  has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.

Examples Without Excess Withdrawals (Examples 1-5)

The examples without excess withdrawals assume the following:

•          the client is age 62 and the client’s spouse is age 60 on the rider effective date.

•          initial premium payment = $100,000.

•          the withdrawal benefit bases prior to partial surrender = $100,000.

•          the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•          Investment Back (7%) withdrawal benefit payment = $7,000.

•          “Single Life” For Life (5%) withdrawal benefit payment = $5,000, if withdrawals start prior to the client attaining age 70.

•          “Joint Life” For Life (4.5%) withdrawal benefit payment = $4,500, if withdrawals start prior to the spouse attaining age 70.

Example 1

In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we  automatically calculate the For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•          a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.07 = $7,000.

•          there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•          Investment Back:

•          the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;

•          the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•          the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.

•          For Life:

•          the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;

•          the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•          the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.

Example 2

In contract year one:

•          no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we  automatically calculate the For Life withdrawal benefit payment as “Single Life”.

•          the client makes a premium payment of $50,000.

On the first Contract anniversary:

•          a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.07 = $10,500.

•          there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•          Investment Back:

•          the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;

•          the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and

•          the new Investment Back withdrawal benefit payment is $160,500 x 0.07 = $11,235.

•          For Life:

•          the new For Life withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;

•          the new For Life remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and

•          the new “Single Life” For Life withdrawal benefit payment is $160,500 x 0.05 = $8,025.

Example 3

In contract year one, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.

On the first Contract anniversary:

•          Since a withdrawal was taken in contract year one, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•          Investment Back:

•          the withdrawal benefit base remains the same ($100,000);

•          the new remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•          the withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.07 = $7,000).

•          For Life:

•          the For Life withdrawal benefit base remains the same ($100,000);

•          the new For Life remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•          the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.045 = $4,500).

Example 4

In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we  automatically calculate For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•          a 7% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.07 = $7,000.

•          there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•          Investment Back:

•          the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;

•          the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•          the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.

•          For Life:

•          the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;

•          the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•          the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.

In contract year two, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.

On the second Contract anniversary:

•          Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•          Investment Back:

•          the Investment Back withdrawal benefit base remains the same ($107,000);

•          the new Investment Back remaining withdrawal benefit base is $107,000 - $4,500 = $102,500; and

•          the Investment Back withdrawal benefit payment for the next contract year remains the same ($107,000 x 0.07 = $7,490).

•          For Life:

•          the For Life withdrawal benefit base remains the same ($107,000);

•          the new For Life remaining withdrawal benefit base is $107,000 - $4,500 = $102,500; and

•          the “Joint Life” For Life withdrawal benefit payment for the next contract year is $107,000 x 0.045 = $4,815.

In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.5%.

On the third Contract anniversary:

•          Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•          Investment Back:

•          the Investment Back withdrawal benefit base remains the same ($107,000);

•          the Investment Back remaining withdrawal benefit base remains the same ($102,500); and

•          the Investment Back withdrawal benefit for the next contract year remains the same ($107,000 x 0.07 = $7,490).

•          For Life:

•          the For Life withdrawal benefit base remains the same ($107,000);

•          the For Life remaining withdrawal benefit base remains the same ($102,500); and

•          the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($107,000 x 0.045 = $4,815).

Example 5

The client elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second contract anniversary is:	$95,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$95,000	$110,000

Examples With Excess Withdrawals (Examples 6-7)

The excess withdrawal examples assume the following:

•          the client is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 5%.

•          the initial premium payment is $100,000

•          the withdrawal benefit bases prior to partial surrender = $100,000

•          the remaining withdrawal benefit bases prior to partial surrender = $100,000

•          Investment Back (7%) withdrawal benefit payment = $7,000

•          “Single Life” For Life (5%) withdrawal benefit payment = $5,000

•          Withdrawal taken = $8,000

•          excess amount under the Investment Back withdrawal option is $1,000; and

•          excess amount under the For Life withdrawal option is $3,000

Example 6

In this example, assume the accumulated value prior to the withdrawal is $90,000.

Withdrawal Benefit Base Calculation

On the Contract anniversary  following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back

The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and

b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment remaining prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

For Life

The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and

b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation

The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back

The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.

*The amount of the adjustment is (a plus b) where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and

b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $1,120.48 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life

The amount of the adjustment* is $8,352.94 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.

*The amount of the adjustment is (a plus b) where:

a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and

b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $3,352.94 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)

The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back

The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.

For Life

The new “Single Life” For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.

Example 7

In this example, assume the accumulated value prior to the withdrawal is $110,000.

Withdrawal Benefit Base Calculation

On the Contract anniversary  following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back

The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

*     The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and

b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)

For Life

The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.

*     The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and

b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation

The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back

The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*     The amount of the adjustment is a plus b where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and

b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $902.91 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life

The amount of the adjustment* is $8,000 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*     The amount of the adjustment is a plus b where:

a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and

b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)

The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back

The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.

For Life

The new “Single Life” For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.

THIS SUPPLEMENT SHOULD BE READ AND

RETAINED FOR FUTURE REFERENCE

Principal Financial Group

P.O. Box 9382

Des Moines, Iowa 50306-9382

1-800-852-4450